                               CONSTELLATION FUNDS

                     CONSTELLATION INTERNATIONAL EQUITY FUND

  Supplement to the Prospectus dated April 15, 2005, as amended August 22, 2005

                                December 22, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting held on December 13, 2005, the Board of Trustees (the "Trustees") of Constellation Funds (the "Trust") unanimously approved the appointment of AXA Rosenberg Investment Management LLC ("AXA Rosenberg") as sub-adviser to the Constellation International Equity Fund (the "Fund"), effective January 31, 2006, pursuant to the Trust's "manager of managers" exemptive order. At the same meeting, the Trustees unanimously voted to terminate the sub-advisory agreements with The Boston Company Asset Management, LLC, Brandywine Asset Management, LLC and Oechsle International Advisors, LLC, each a sub-adviser to the Fund. This decision was made after careful consideration of each sub-adviser's performance with respect to the Fund over the past year, both individually and collectively.

As a result of this change, all references to The Boston Company Asset Management, LLC, Brandywine Asset Management, LLC and Oechsle International Advisors, LLC are hereby deleted, effective as of January 31, 2006.

The following replaces the second, third, fourth and fifth paragraphs on page 71 of the prospectus:

     AXA Rosenberg Investment Management LLC ("AXA Rosenberg") employs an investment approach designed to identify attractively priced companies that they believe have superior future earnings potential. They focus on evaluating the financial characteristics of individual stocks and a company's fundamental data rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg's stock selection process is driven by proprietary technology designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two proprietary stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued relative to peers, combining the results from the Valuation and Earnings models to determine a fair value target price and create a ranking for each stock.

     AXA Rosenberg's use of the Valuation and Earnings models creates an integrated buy universe. Using proprietary risk management tools, AXA Rosenberg creates a portfolio of holdings with minimal deviation from the benchmark in terms of industry, country and risk exposures. Stocks are eligible for sale when they are trading at the targeted fair value price.

The following replaces the first, second and third paragraphs on page 89 and the first paragraph on page 90 of the prospectus:

     AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), located at 4 Orinda Way, Building E, Orinda, CA 94563, serves as the sub-adviser to the Constellation International Equity Fund. As sub-adviser, AXA Rosenberg makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of September 30, 2005, AXA Rosenberg had approximately $70 billion in assets under management.

The twentieth sentence of the first paragraph on page 92 of the prospectus is deleted and replaced with the following:

     The Constellation International Equity Fund is managed by Dr. William Ricks for AXA Rosenberg.

The seventh, eighth, ninth and tenth paragraphs on page 94 are hereby deleted and replaced with the following:

     AXA ROSENBERG INVESTMENT MANAGEMENT LLC
     Dr. William Ricks, Chief Executive Officer and Chief Investment Officer, joined AXA Rosenberg in 1989. He has 17 years of investment experience.

You may obtain additional information by calling the Funds at 1-866-242-5742, or by going to our website (www.constellationfundsgroup.com).





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               CONSTELLATION FUNDS

              CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

  Supplement to the Prospectus dated April 15, 2005, as amended August 22, 2005

                                December 22, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting held on December 13, 2005, the Board of Trustees (the "Trustees") of Constellation Funds (the "Trust") unanimously approved the appointment of Diamond Hill Capital Management, Inc. ("Diamond Hill") as an additional sub-adviser to the Constellation TIP Small Cap Value Opportunities Fund (the "Fund"), effective January 17, 2006, pursuant to the Trust's "manager of managers" exemptive order. This decision was made after carefully considering the notification by Turner Investment Partners, Inc. ("TIP"), the current sole sub-adviser to the Fund, that the portfolio had exceeded TIP's desired asset capacity, and the impact on current and prospective shareholders. In addition, since the Fund will be managed in a multi manager format, the Trustees also approved changing the name of the Fund to the Constellation Small Cap Value Opportunities Fund.

As a result of these changes, Diamond Hill should be added as a sub-adviser to the Fund, effective as of January 17, 2006.

The following replaces the first and second paragraphs on page 57 of the prospectus:

     The Constellation Small Cap Value Opportunities Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisers, Turner Investment Partners, Inc. ("TIP") and Diamond Hill Capital Management, Inc. ("Diamond Hill") believe have the potential for growth and that appear to be trading below their perceived value. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company is one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell 2000 Value Index. As of December 31, 2004, the Russell 2000 Value Index included companies with capitalizations between $80 million and $3 billion. The size of the companies included in the Russell 2000 Value Index will change with market conditions.

     The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas.

     TIP selects securities based primarily on its fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIP looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIP believes are undervalued by the market. TIP also employs a quantitative approach to determine whether a company's share price reflects its perceived value. TIP generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

     Diamond Hill's investment process is designed to identify well managed companies whose market prices are at a discount to the intrinsic value of the business. Diamond Hill employs a two part process to select securities. They perform fundamental research to find companies that they believe have solid growth prospects. Diamond Hill also uses a proprietary valuation model to build an intrinsic value for each company under consideration. As part of fundamental research, Diamond Hill may evaluate a company's corporate and financial history and strength of management. They may also analyze the company's relative pricing power, long term cash flow, return on equity and other financial metrics. Diamond Hill may sell a security if it fully appreciates to their estimate of intrinsic value, if they believe that the company's fundamentals are deteriorating or if they identify a more attractive investment opportunity.

The following replaces the fourth, fifth and sixth paragraphs on page 90 of the prospectus:

     Turner Investment Partners, Inc. ("TIP"), an SEC-registered adviser located at 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, serves as the Sub-Adviser to the Constellation TIP Mid Cap and Constellation TIP Healthcare & Biotechnology Funds (the "Constellation TIP Funds") and as one of two sub-advisers to the Constellation Small Cap Value Opportunities Fund. Prior to May 7, 2004, TIP served as the investment adviser to the Turner Healthcare & Biotechnology Fund, while Turner Investment Management, LLC, a majority-owned subsidiary of TIP, served as investment adviser to the Turner Small Cap Value Opportunities Fund. As sub-adviser, TIP makes investment decisions for the Constellation TIP Funds and its allocated portion of the Constellation Small Cap Value Opportunities Fund and also ensures compliance with the Funds' investment policies and guidelines. As of December 31, 2004, TIP had approximately $15.8 billion in assets under management. CIMCO has entered into a separate agreement with TIP whereby CIMCO will not propose that the Board of Trustees terminate TIP as sub-adviser to the Constellation Small Cap Value Opportunities and Constellation TIP Healthcare & Biotechnology Funds, prior to February 1, 2007, except under certain limited circumstances. This agreement raises a potential conflict of interest for CIMCO as it might inhibit CIMCO from terminating TIP in circumstances in which CIMCO would otherwise terminate TIP absent the agreement. CIMCO will, however, terminate TIP as sub-adviser to a Fund or Funds under any and all circumstances where its fiduciary duty to shareholders necessitates such action.

         For its services as investment Sub-Adviser, TIP is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate, based on the average daily net assets of the Constellation TIP Mid Cap Fund and Constellation TIP Healthcare & Biotechnology Fund, and on the average daily net assets of the Constellation Small Cap Value Opportunities Fund allocated to its management, as follows:

         Constellation TIP Mid Cap Fund                                 0.45%
         Constellation Small Cap Value Opportunities Fund               0.50%
         Constellation TIP Healthcare & Biotechnology Fund              0.50%


     Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to TIP can increase or decrease depending on a Constellation TIP Fund's performance relative to its benchmark. The Funds' SAI contains a description of these performance-based adjustments.

     Diamond Hill Capital Management, Inc. ("Diamond Hill"), an SEC-registered adviser located at 375 North Front Street, Columbus, OH 43215, serves as one of the two sub-advisers to the Constellation Small Cap Value Opportunities Fund. Diamond Hill is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. As Sub-Adviser, Diamond Hill makes investment decisions for that portion of the Constellation Small Cap Value Opportunities Fund's investment portfolio for which it is responsible. Diamond Hill also ensures compliance with the Constellation Small Cap Value Opportunities Fund's investment policies and guidelines with respect to those assets for which it is responsible. As of November 30, 2005, Diamond Hill had approximately $1.3 billion in assets under management.

The seventeenth sentence of the first paragraph on page 92 of the prospectus is deleted and replaced with the following:

     The Constellation Small Cap Value Opportunities Fund is managed by Thomas DiBella and Kenneth Gainey for TIP and Ric Dillon and Thomas Schindler for Diamond Hill.

The following information is added to page 94 of the prospectus:

     DIAMOND HILL CAPITAL MANAGEMENT, INC.
     Ric Dillon, CFA, President and Chief Investment Officer, joined Diamond Hill in 2000. He has 28 years of investment experience.

     Thomas Schindler, CFA, Portfolio Manager & Analyst, joined Diamond Hill in 2000. He has 9 years of investment experience.

You may obtain additional information by calling the Funds at 1-866-242-5742, or by going to our website (www.constellationfundsgroup.com).



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               CONSTELLATION FUNDS

                     CONSTELLATION INTERNATIONAL EQUITY FUND

   Supplement to the Statement of Additional Information dated April 15, 2005

                                December 22, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

At a meeting held on December 13, 2005, the Board of Trustees (the "Trustees") of Constellation Funds (the "Trust") unanimously approved the appointment of AXA Rosenberg Investment Management LLC ("AXA Rosenberg") as sub-adviser to the Constellation International Equity Fund (the "Fund"), effective January 31, 2006, pursuant to the Trust's "manager of managers" exemptive order. At the same meeting, the Trustees unanimously voted to terminate the sub-advisory agreements with The Boston Company Asset Management, LLC, Brandywine Asset Management, LLC and Oechsle International Advisors, LLC, each a sub-adviser to the Fund. This decision was made after careful consideration of each sub-adviser's performance to the Fund over the past year, both individually and collectively.

As a result of this change, all references to The Boston Company Asset Management, LLC, Brandywine Asset Management, LLC and Oechsle International Advisors, LLC in the Statement of Additional Information are hereby deleted, effective as of January 31, 2006.

The second, third, fourth and fifth paragraphs on page 44 and the chart and first paragraph on page 45 are hereby deleted and replaced with the following:

     AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), has offices at 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg, founded in the U.S. in 1985, is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled jointly by AXA IM Rose, Inc., Barr Rosenberg, Kenneth Reid and Rosenberg Alpha L.P. AXA IM Rose, Inc. is wholly owned by AXA IM Holding U.S. Inc. AXA IM Holding U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA SA, a French holding company, AXA France IARD, a French societe anonyme, AXA UK Plc, a British public limited company and AXA Konzern AG, a German Aktiengesellschaft. AXA Assurances IARD, AXA UK Plc and AXA Colonia Konzern AG are owned by AXA SA (more than 90% directly). Rosenberg Alpha L.P. is controlled by Barr Rosenberg, as their Managing General Partner. Each of these entities may be deemed a controlling person of AXA Rosenberg. As of September 30, 2005, AXA Rosenberg had approximately $70 billion in assets under management.

The following information is added to the section entitled "Board Considerations in Approving the Advisory and Sub-Advisory Agreements":

     The Board of Trustees held meetings on November 29, 2005 and December 13, 2005 to decide whether to appoint AXA Rosenberg as sub-adviser to replace the three current sub-advisers to the International Equity Fund, with such replacement to take effect on January 31, 2006, and to approve a sub-advisory agreement between CIMCO and AXA Rosenberg (the "Sub-Adviser") relating to the International Equity Fund. In preparation for the meeting, the Board requested and reviewed a wide variety of information from CIMCO and the Sub-Adviser. The Trustees used this information to help them decide whether to approve the Sub-Advisory Agreement.

     The Board was provided with various written materials in advance of the November 29, 2005 meeting to assist in its consideration of the Sub-Adviser that provided detailed information about the Sub-Adviser's: (a) investment management services proposed to be provided to the Fund; (b) investment strategies and investment management personnel; (c) operating history, infrastructure and financial condition; (d) brokerage practices (including any soft dollar arrangements); (e) proposed sub-advisory fees that would be paid to the Sub-Adviser by CIMCO; (f) comprehensive compliance program and the qualifications of its chief compliance officer and compliance staff;
     (g) past performance record; and (h) reputation, expertise and resources as an investment manager. CIMCO also provided written and oral information stating the basis for its recommendation to engage the Sub-Adviser. Representatives from the Sub-Adviser attended the November 29, 2005 meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The Trustees then discussed the written materials that the Board received before the meeting and the Sub-Adviser's oral presentation and all other information that the Board received or discussed at the meeting.

     At the meeting, representatives from CIMCO and the Sub-Adviser presented additional oral and written information to the Trustees to help the Trustees evaluate the Sub-Adviser's sub-advisory fees and other aspects of the agreement. The Trustees then discussed the written materials that they received before the meeting and CIMCO's and the Sub-Adviser's oral presentations and any other information that the Trustees received at the meeting, and deliberated on the approval of the Sub-Advisory Agreement in light of this information. In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

     Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of the Sub-Advisory Agreement are fair and reasonable; and (b) concluded that the Sub-Adviser's fees are reasonable in light of the services that they proposed to provide to the Fund.

You may obtain additional information about AXA Rosenberg, including their proxy voting policies and procedures, by calling the Fund at 1-866-242-5742. You may also visit our website (www.constellationfundsgroup.com).




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               CONSTELLATION FUNDS

              CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

   Supplement to the Statement of Additional Information dated April 15, 2005

                                December 22, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

At a meeting held on December 13, 2005, the Board of Trustees (the "Trustees") of Constellation Funds (the "Trust") unanimously approved the appointment of Diamond Hill Capital Management, Inc. ("Diamond Hill") as an additional sub-adviser to the Constellation TIP Small Cap Value Opportunities Fund (the "Fund"), effective January 17, 2006, pursuant to the Trust's "manager of managers" exemptive order. This decision was made after carefully considering the notification by Turner Investment Partners, Inc. ("TIP"), the current sole sub-adviser to the Fund, that the portfolio had exceeded TIP's desired asset capacity, and the impact on current and prospective shareholders. In addition, since the Fund will be managed in a multi manager format, the Trustees also approved changing the name of the Fund to the Constellation Small Cap Value Opportunities Fund.

As a result of these changes, Diamond Hill should be added as a sub-adviser to the Fund, effective as of January 17, 2006.

The third and fourth paragraphs on page 40 and the chart and first paragraph on page 41 are hereby deleted and replaced with the following:

     Turner Investment Partners, Inc. ("Turner"), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, serves as sub-adviser for the TIP Mid Cap and TIP Healthcare & Biotechnology Funds and as one of two sub-advisers to the Small Cap Value Opportunities Fund. As of December 31, 2004, Turner had over $15.8 billion in client assets under management. Turner is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner.

     Set forth below is information about the sub-advisory fee arrangements of the TIP Mid Cap, Small Cap Value Opportunities and TIP Healthcare & Biotechnology Funds:

     ------------------ --------------- ---------------- ----------------- ------------------- ----------------
                                                                                                  HIGHEST /
                                                                                                   LOWEST
                                           REQUIRED                                               POSSIBLE
                                            EXCESS             BASE        ANNUAL ADJUSTMENT    SUB-ADVISORY
           FUND           BENCHMARK       PERFORMANCE    SUB-ADVISORY FEE         RATE               FEE
     ------------------ --------------- ---------------- ----------------- ------------------- ----------------
     TIP Mid Cap Fund   Russell                                                                     0.525% /
                        Midcap Index       +/- 3.01%          0.45%            +/- 0.075%           0.375%
     ------------------ --------------- ---------------- ----------------- ------------------- ----------------
     Small Cap Value
     Opportunities      Russell 2000                                                              0.6125% /
     Fund*              Value Index        +/- 3.01%          0.50%           +/- 0.1125%          0.3875%
     ------------------ --------------- ---------------- ----------------- ------------------- ----------------
     TIP Healthcare &   S&P 500
     Biotechnology      Healthcare                                                                0.6125% /
     Fund               Index              +/- 3.01%          0.50%           +/- 0.1875%          0.3875%
     ------------------ --------------- ---------------- ----------------- ------------------- ----------------

       * Applies only to assets allocated to Turner.

     Diamond Hill Capital Management, Inc. ("Diamond Hill"), 375 North Front Street, Columbus, OH 43215, serves as one of the two sub-advisers to the Small Cap Value Opportunities Fund. Diamond Hill is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. As of November 30, 2005, Diamond Hill had approximately $1.3 billion in assets under management. Diamond Hill did not serve as a sub-adviser (and did not receive any sub-advisory fees) at any time during the fiscal year ended September 30, 2005.

The following information is added to the section entitled "Board Considerations in Approving the Advisory and Sub-Advisory Agreements":

     The Board of Trustees held meetings on November 29, 2005 and December 13, 2005 to decide whether to appoint Diamond Hill as an additional sub-adviser to the Small Cap Value Opportunities Fund, with such replacement to take effect on January 17, 2006, and to approve a sub-advisory agreement between CIMCO and Diamond Hill (the "Sub-Adviser") relating to the Small Cap Value Opportunities Fund. In preparation for the meeting, the Board requested and reviewed a wide variety of information from CIMCO and the Sub-Adviser. The Trustees used this information to help them decide whether to approve the Sub-Advisory Agreement.

     The Board was provided with various written materials in advance of the November 29, 2005 meeting to assist in its consideration of the Sub-Adviser that provided detailed information about the Sub-Adviser's: (a) investment management services proposed to be provided to the Fund; (b) investment strategies and investment management personnel; (c) operating history, infrastructure and financial condition; (d) brokerage practices (including any soft dollar arrangements); (e) proposed sub-advisory fees that would be paid to the Sub-Adviser by CIMCO; (f) comprehensive compliance program and the qualifications of its chief compliance officer and compliance staff;
     (g) past performance record; and (h) reputation, expertise and resources as an investment manager. CIMCO also provided written and oral information stating the basis for its recommendation to engage the Sub-Adviser. A representative from the Sub-Adviser attended the November 29, 2005 meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The Trustees then discussed the written materials that the Board received before the meeting and the Sub-Adviser's oral presentation and all other information that the Board received or discussed at the meeting.

     At the meeting, representatives from CIMCO and the Sub-Adviser presented additional oral and written information to the Trustees to help the Trustees evaluate the Sub-Adviser's sub-advisory fees and other aspects of the agreement. The Trustees then discussed the written materials that they received before the meeting and CIMCO's and the Sub-Adviser's oral presentations and any other information that the Trustees received at the meeting, and deliberated on the approval of the Sub-Advisory Agreement in light of this information. In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

     Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of the Sub-Advisory Agreement are fair and reasonable; and (b) concluded that the Sub-Adviser's fees are reasonable in light of the services that they proposed to provide to the Fund.

You may obtain additional information about Diamond Hill, including their proxy voting policies and procedures, by calling the Fund at 1-866-242-5742. You may also visit our website (www.constellationfundsgroup.com).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE